Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							6 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009 Executive Officer [Member] Restricted Stock [Member]	Dec. 31, 2009 Executive Officer [Member] Non Qualified Stock Options [Member]	Jun. 30, 2011 2000 Stock Incentive Plan [Member]	Jun. 30, 2011 2004 Stock Incentive Plan [Member]	Jun. 30, 2011 2007 Stock Incentive Plan [Member]	Jun. 30, 2011 2010 Stock Incentive Plan [Member]	Jun. 30, 2011 2005 AMS Stock Incentive Plan [Member]	Jun. 30, 2011 Performance Stock Units [Member]	Jun. 30, 2010 Performance Stock Units [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2011 Non Vested Stock Options [Member]	Jun. 30, 2010 Non Vested Stock Options [Member]	Jun. 30, 2011 Non Vested Restricted Stock Units [Member]	Jun. 30, 2011 Non Vested Restricted Stock [Member]	Jun. 30, 2010 Non Vested Restricted Stock [Member]
Maximum number of shares reserved for issuance									4,000,000	4,000,000	7,000,000	8,000,000	5,269,152
Maximum number of shares per participant												750,000
Granted, Number of Shares							43,500							160,000	163,000	199,413
Non-qualified stock options granted to executive officer			3,617,599					66,503
Shares reserved for future issuance	22,300,000		22,300,000									8,000,000
Stock-based compensation expense	$ 11,400,000	$ 6,600,000	$ 18,800,000	$ 10,400,000
Unrecognized compensation costs	106,500,000		106,500,000											9,800,000			36,500,000			60,100,000
Number of shares exceeding total number of shares of company stock subject to awards awarded to a participant			1,000,000
Assumptions related to volatility, dividend yield			0.00%	0.00%
Total intrinsic value of options exercised			13,100,000	800,000
Weighted-average grant date fair value of stock options, per unit																	$ 11.09	$ 7.36
Weighted-average remaining requisite service period of non-vested stock options, years																	2.7			3.1
Weighted-average remaining requisite service period of non-vested restricted stock units, years																			2.5
Weighted-average grant date fair value of restricted stock units, per unit																$ 38.32				$ 35.09	$ 20.71
Conversion of performance stock units to common shares			1
Weighted-average period over which unrecognized compensation costs will be recognized, years														3.0
Board of Directors authorization to repurchase common stock, maximum			750,000,000
Extended expiry date of share repurchase program			April 2012
Repurchase of common stock, shares			900,000	2,200,000
Repurchase of common stock, value			$ 34,701,000	$ 50,064,000	$ 58,974,000	$ 424,816,000